UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                            811-3940

Strategic Funds, Inc. (formerly, Dreyfus Premier New Leaders Fund, Inc.) (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4/30/09

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

Systematic International Equity Fund

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Financial Futures
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
32	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Systematic International Equity Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Systematic International Equity Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

The international equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during most of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news,including rising unemployment,damaged credit markets and economic contraction in many regions of the world.Yet,the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Peter Goslin and Jocelin Reed, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Systematic International Equity Fund’s Class A shares produced a –4.63% total return, Class C shares returned –4.96% and Class I shares returned –4.50%.1 The fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of –2.64% for the same period.2

International stocks declined precipitously over the first four months of the reporting period due to a severe recession and global financial crisis. However, the markets rebounded strongly over the reporting period’s final two months as investors took advantage of historically low valuations and looked forward to a potential economic recovery. The fund produced lower returns than its benchmark, primarily due to relative weakness among its investments in Japan, Sweden and Australia.

The Fund’s Investment Approach

The fund seeks long-term capital growth by normally investing at least 80% of its assets in equity securities. The fund normally invests primarily in equity securities of foreign companies.The fund invests in at least 10 different countries and may invest up to 25% of its assets in emerging market countries, but no more than 10% of its assets may be invested in any one emerging market country.

When selecting securities, we use a quantitative model to identify and rank stocks within geographic regions and economic sectors based on six factor classifications: value, stewardship, growth, accruals, market sentiment and analysts’ expectations. We generally select higher ranked securities as identified by the quantitative model.We attempt to manage risk through diversification across regions, countries, sectors and industries in proportions that are similar to those of the MSCI EAFE Index. The fund’s currency exposure typically is unhedged to the U.S. dollar.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Late Rally Offset an Earlier Slump in Global Markets

Stock markets throughout the world fell sharply over the first four months of the reporting period, adding substantially to earlier declines in the wake of the failures of some of the world’s major financial insti-tutions.The financial crisis marked the escalation of a credit crisis that had originated in the U.S. sub-prime mortgage market and nearly led to the collapse of the global banking system in the fall of 2008. The markets’ credit-related struggles were intensified by a deepening global recession as unemployment rates climbed, housing markets struggled and consumer confidence plunged worldwide.

Adverse economic and financial developments were addressed aggressively by government and monetary authorities in both developed and emerging markets, as central banks reduced interest rates and injected liquidity into their banking systems. Government officials rescued a number of troubled corporations and enacted fiscal stimulus packages in an attempt to forestall further economic deterioration.These measures appeared to bolster investor sentiment, and most markets rallied strongly over the reporting period’s second half as investors took advantage of low prices among beaten-down stocks and looked forward to better economic times despite little actual improvement in economic data.

Stock Selections Produced Mixed Results

Although the fund participated substantially in the global rally later in the reporting period, its performance compared to the benchmark was undermined by relative weakness among its holdings in a handful of regions. In Japan, financial stocks struggled with ongoing credit and systemic issues. In Australia, the fund encountered weakness among diversified financial services companies and producers of precious metals. The fund’s investments in Sweden also generally lagged market averages.

However, relative weakness in these markets was largely offset by successes in other areas. From a market sector perspective, the fund received positive contributions to performance from its security selection strategy in the energy sector, where a number of exploration-and-production companies and integrated oil producers bolstered results. In the utilities sector, electricity producers and natural gas distributors held up well during the downturn. Among consumer non-durables companies, the fund participated in gains posted by Australian brewer Lion Nathan, which was acquired by a Japan-based rival. Conversely, the fund did not hold some of the weaker performing beverage companies, such as Diageo,Asahi Breweries and Heineken.

From a regional standpoint, the fund scored successes from a diverse array of stocks in Germany. In the United Kingdom, winners were particularly notable among consumer services and energy companies In France, the fund’s positions in the financials, energy and technology sectors also fared relatively well.

Finding Opportunities in Fundamentally Sound Stocks

Although we are encouraged by attractive valuations among international stocks and the aggressive responses of governments and central banks to the economic downturn, our systematic approach to investing generally disregards macroeconomic factors in favor of quantitative measures of the strengths and weaknesses of individual companies Therefore, we have maintained our disciplined stock selection process, which seeks high-quality companies with strong financial profiles. In our view, this approach can help minimize unrewarded risks while identifying companies that may be poised to benefit as investors return to a focus on fundamentals.

May 15, 2009

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Systematic International Equity Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.78	$ 10.40	$ 5.57
Ending value (after expenses)	$953.70	$950.40	$955.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.00	$ 10.74	$ 5.76
Ending value (after expenses)	$1,017.85	$1,014.13	$1,019.09

† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.15% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—98.2%	Shares	Value ($)
Australia—6.2%
AXA Asia Pacific Holdings	7,350	20,832
BHP Billiton	810	19,585
Brambles	5,880	25,297
Coca-Cola Amatil	4,245	28,197
Cochlear	677	24,453
Computershare	5,489	36,460
Foster’s Group	7,859	30,100
James Hardie Industries	6,990	23,368
Lion Nathan	5,550	47,312
Newcrest Mining	1,300	28,286
Santos	2,657	31,706
Woodside Petroleum	1,200	33,471
		349,067
Belgium—2.8%
Ackermans & Van Haaren	370	21,590
Anheuser-Busch InBev	870	26,554
Bekaert	250	23,207
Delhaize Group	481	32,369
Mobistar	550	32,974
Umicore	1,050	20,578
		157,272
China—.7%
Tencent Holdings	4,400	39,174
Finland—1.5%
Konecranes	1,635	33,190
Nokia	1,045	14,894
Tieto	1,540	19,762
Wartsila	550	18,096
		85,942
France—11.2%
Accor	670	28,441
Air Liquide	528	43,062
AXA	3,210	53,490
CNP Assurances	409	32,299
Eutelsat Communications	1,112 [a]	24,069
Fonciere des Regions	317	17,348

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
France Telecom	565	12,537
Gecina	570	30,878
Hermes International	301	39,795
Iliad	297	31,225
Maurel et Prom	1,706	25,204
Neopost	320	27,041
Pernod-Ricard	483	28,485
Sanofi-Aventis	1,223	70,392
Societe Des Autoroutes Paris-Rhin-Rhone	300	19,347
Technip	640	27,420
Total	1,200	60,010
Vallourec	260	28,234
Wendel	340	12,429
Zodiac	760	22,101
		633,807
Germany—5.6%
Allianz	369	33,857
Aurubis	629	17,802
Deutsche Euroshop	765	21,692
E.ON	870	29,385
Fraport	390	15,720
Munchener Ruckversicherungs	425	58,662
Puma	135	28,821
Siemens	1,011	67,862
Software	160	9,979
Solarworld	1,180	33,662
		317,442
Greece—.8%
OPAP	1,400	43,350
Hong Kong—4.2%
Cheung Kong Holdings	4,000	41,651
Hang Lung Group	9,000	33,271
Henderson Land Development	7,000	32,968
Hong Kong Exchanges & Clearing	3,100	36,160
Hopewell Holdings	7,000	18,155
Hutchison Whampoa	5,000	29,677

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Link REIT	12,000	23,411
Wheelock & Co.	10,000	21,677
		236,970
Ireland—1.2%
CRH	1,450	37,750
Kerry Group, Cl. A	1,461	28,168
		65,918
Italy—1.9%
Atlantia	1,400	24,665
ENI	872	18,898
Fondiaria-SAI	1,070	17,779
Lottomatica	1,270	26,162
Snam Rete Gas	4,535	17,997
		105,501
Japan—20.3%
Acom	800	19,185
Astellas Pharma	1,000	32,549
Bank of Kyoto	3,000	23,971
Central Japan Railway	5	29,558
Chubu Electric Power	1,400	30,805
eAccess	41	26,690
Electric Power Development	1,000	29,051
Gunma Bank	6,000	29,690
Hankyu Hashin Holdings	6,000	28,047
Hiroshima Bank	5,000	18,860
Hokuhoku Financial Group	17,000	29,822
Honda Motor	400	11,539
Itochu	3,000	16,001
Iyo Bank	2,000	19,935
Japan Steel Works	2,000	21,497
JGC	1,000	13,030
Jupiter Telecommunications	23	16,162
KDDI	8	35,855
Kubota	5,000	29,811
Kyushu Electric Power	1,300	26,825
Makita	1,000	22,866

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Mitsubishi Estate	3,000	39,029
Mitsubishi UFJ Financial Group	3,800	20,614
Mitsui OSK Lines	5,000	28,443
Mizuho Financial Group	16,000	33,421
Nippon Yusen	7,000	28,534
Nishi-Nippon City Bank	14,000	27,966
Nisshinbo Industries	3,000	31,424
Nitori	400	22,511
Oriental Land	500	31,484
ORIX	970	45,343
Point	190	8,477
Rakuten	66	33,328
Resona Holdings	2,000	26,688
Sapporo Hokuyo Holdings	5,000 [a]	14,399
Seven & I Holdings	1,800	40,610
Shimachu	1,500	26,131
Sony Financial Holdings	9	28,199
Sumitomo	4,000	34,597
Sumitomo Metal Industries	10,000	23,322
Suruga Bank	2,000	16,974
Toyota Motor	1,410	55,045
Yamaguchi Financial Group	2,000	19,246
		1,147,534
Luxembourg—.6%
Tenaris	2,800	35,317
Netherlands—2.5%
Corio	530	23,468
Gemalto	900 [a]	28,283
Koninklijke DSM	915	28,280
KONINKLIJKE KPN	2,860	34,362
Koninklijke Vopak	590 [a]	25,977
		140,370
Norway—2.6%
Fred Olsen Energy	800	25,483
Frontline	800	16,048
Norsk Hydro	3,500	15,454

Common Stocks (continued)	Shares	Value ($)
Norway (continued)
Prosafe	8,500 [a]	35,350
SeaDrill	3,100	33,562
Tandberg	1,700	24,088
		149,985
Portugal—.4%
Portugal Telecom	3,401	26,026
Spain—4.4%
ACS Actividades de Construccion y Servicios	684	34,220
Banco Santander	3,057	28,860
Criteria Caixacorp	4,400	16,554
Enagas	1,600	27,968
Red Electrica	750	31,498
Telefonica	4,243	80,565
Zardoya Otis	1,450	29,677
		249,342
Sweden—1.0%
Kungsleden	4,700	23,505
Swedish Match	2,200	31,480
		54,985
Switzerland—7.0%
Baloise Holding	397	29,058
Banque Cantonale Vaudoise	60	20,516
Nestle	2,390	77,730
Novartis	2,369	89,472
Roche Holding	343	43,342
Schindler Holding	600	31,464
Sonova Holding	390	25,542
Synthes	255	25,896
Zurich Financial Services	300	55,407
		398,427
United Kingdom—23.3%
Admiral Group	1,740	23,214
Aggreko	4,000	33,840
Amlin	5,377	28,603
AstraZeneca	415	14,553
BG Group	4,630	74,447

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
BHP Billiton	2,445	51,365
BP	11,478	81,390
British American Tobacco	2,400	58,238
Cable & Wireless	11,850	26,082
Cadbury	4,200	31,476
Drax Group	2,739	20,747
Fresnillo	1,000	7,837
GlaxoSmithKline	5,890	90,955
Greene King	4,777	43,340
Hiscox	5,007	24,765
HSBC Holdings	5,321	37,799
Inmarsat	3,897	27,970
Intercontinental Hotels Group	3,339	31,733
Intertek Group	2,150	32,241
Man Group	5,000	18,435
Meggitt	6,175	16,337
Next	1,301	31,122
Northumbrian Water Group	6,000	19,695
Premier Oil	1,330 [a]	20,327
Reckitt Benckiser Group	963	37,925
Royal Dutch Shell, Cl. A	1,965	45,528
Royal Dutch Shell, Cl. B	2,030	46,559
Schroders	2,080	25,341
SOCO International	1,554 [a]	28,340
Standard Life	9,700	26,972
Tesco	2,000	9,929
Thomas Cook Group	3,050	11,738
Ultra Electronics Holdings	720	12,599
Unilever	1,350	26,348
United Business Media	4,218	28,619
Vedanta Resources	1,100	17,234
Venture Production	2,400	28,316
Vodafone Group	31,000	56,941
VT Group	3,350	22,840

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Whitbread	2,068	28,693
William Hill	5,800	18,785
		1,319,218
Total Common Stocks
(cost $7,193,967)		5,555,647
	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.22%, 6/25/09
(cost $16,994)	17,000 [b]	16,998

Total Investments (cost $7,210,961)	98.5%	5,572,645
Cash and Receivables (Net)	1.5%	85,133
Net Assets	100.0%	5,657,778

a	Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Finance	23.0	Industrial Services	4.8
Consumer Non-Durables	9.2	Non-Energy Minerals	4.4
Energy Minerals	8.7	Transportation	3.8
Producer Manufacturing	7.5	Utilities	3.3
Health Care Technology	7.4	Short-Term Investment	.3
Communications	6.4	Other	13.5
Consumer Services	6.2		98.5

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF FINANCIAL FUTURES

April 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
Japanese Yen	1	126,712	June 2009	(98)
Financial Futures Short
British Pound	2	(185,250)	June 2009	(12,670)
				(12,768)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		7,210,961	5,572,645
Cash			32,960
Cash denominated in foreign currencies		21,838	21,965
Dividends and interest receivable			48,379
Receivable for investment securities sold			3,754
Prepaid expenses			16,894
			5,696,597
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			12,400
Payable for futures variation margin—Note 4			2,038
Accrued expenses			24,381
			38,819
Net Assets ($)			5,657,778
Composition of Net Assets ($):
Paid-in capital			10,590,865
Accumulated undistributed investment income—net			45,374
Accumulated net realized gain (loss) on investments			(3,327,251)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions [including
($12,768) net unrealized (depreciation) on financial futures]			(1,651,210)
Net Assets ($)			5,657,778

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	4,523,019	575,428	559,331
Shares Outstanding	670,977	85,214	83,015
Net Asset Value Per Share ($)	6.74	6.75	6.74

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,772 foreign taxes withheld at source)	104,222
Interest	57
Total Income	104,279
Expenses:
Management fee—Note 3(a)	21,856
Registration fees	34,601
Auditing fees	26,860
Custodian fees—Note 3(c)	20,939
Shareholder servicing costs—Note 3(c)	7,867
Prospectus and shareholders’ reports	4,505
Distribution fees—Note 3(b)	2,442
Directors’ fees and expenses—Note 3(d)	1,030
Legal fees	195
Loan commitment fees—Note 2	102
Miscellaneous	14,515
Total Expenses	134,912
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(94,872)
Less—reduction in fees due to earnings credits—Note 1(c)	(21)
Net Expenses	40,019
Investment Income—Net	64,260
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,069,268)
Net realized gain (loss) on financial futures	55,582
Net realized gain (loss) on forward currency exchange contracts	8,325
Net Realized Gain (Loss)	(2,005,361)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($39,840)
net unrealized (depreciation) on financial futures]	1,658,309
Net Realized and Unrealized Gain (Loss) on Investments	(347,052)
Net (Decrease) in Net Assets Resulting from Operations	(282,792)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008
Operations ($):
Investment income—net	64,260	213,252
Net realized gain (loss) on investments	(2,005,361)	(1,310,894)
Net unrealized appreciation
(depreciation) on investments	1,658,309	(5,352,267)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(282,792)	(6,449,909)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(111,373)	(149,503)
Class C Shares	(8,092)	(13,752)
Class I Shares	(17,976)	(23,617)
Class T Shares	(12,951)	(18,400)
Net realized gain on investments:
Class A Shares	—	(243,805)
Class C Shares	—	(35,553)
Class I Shares	—	(34,060)
Class T Shares	—	(33,920)
Total Dividends	(150,392)	(552,610)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	543,875	38,435
Class C Shares	255	46,248
Class I Shares	1,000	—
Dividends reinvested:
Class A Shares	2,800	247,661
Class C Shares	—	36,035
Class I Shares	75	34,158
Class T Shares	—	33,920
Cost of shares redeemed:
Class A Shares	(48,657)	(25,462)
Class C Shares	(20)	(33,124)
Class T Shares	(531,262)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(31,934)	377,871
Total Increase (Decrease) in Net Assets	(465,118)	(6,624,648)
Net Assets ($):
Beginning of Period	6,122,896	12,747,544
End of Period	5,657,778	6,122,896
Undistributed investment income—net	45,374	131,506

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008
Capital Share Transactions:
Class Ab
Shares sold	84,459	2,955
Shares issued for dividends reinvested	406	18,197
Shares redeemed	(7,478)	(2,530)
Net Increase (Decrease) in Shares Outstanding	77,387	18,622
Class C
Shares sold	36	3,344
Shares issued for dividends reinvested	—	2,651
Shares redeemed	(3)	(2,825)
Net Increase (Decrease) in Shares Outstanding	33	3,170
Class I
Shares sold	164	—
Shares issued for dividends reinvested	11	2,509
Net Increase (Decrease) in Shares Outstanding	175	2,509
Class Tb
Shares issued for dividends reinvested	—	2,494
Shares redeemed	(82,494)	—
Net Increase (Decrease) in Shares Outstanding	(82,494)	2,494

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	On the close of business on February 4, 2009, 82,494 Class T shares representing $531,262 were automatically converted to 82,494 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2009	Year Ended October 31,
Class A Shares	(Unaudited)	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	7.26	15.61	12.50
Investment Operations:
Investment income—net[b]	.08	.26	.17
Net realized and unrealized
gain (loss) on investments	(.41)	(7.93)	2.94
Total from Investment Operations	(.33)	(7.67)	3.11
Distributions:
Dividends from investment income—net	(.19)	(.26)	—
Dividends from net realized gain on investments	—	(.42)	—
Total Distributions	(.19)	(.68)	—
Net asset value, end of period	6.74	7.26	15.61
Total Return (%)[c]	(4.63)[d]	(51.12)	24.80[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.86[e]	2.78	2.60[e]
Ratio of net expenses to average net assets	1.40[e]	1.39	1.34[e]
Ratio of net investment income
to average net assets	2.54[e]	2.15	1.35[e]
Portfolio Turnover Rate	39.67[d]	110.40	85.40[d]
Net Assets, end of period ($ x 1,000)	4,523	4,309	8,974

a	From November 30, 2006 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2009	Year Ended October 31,
Class C Shares	(Unaudited)	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	7.20	15.50	12.50
Investment Operations:
Investment income—net[b]	.05	.17	.08
Net realized and unrealized
gain (loss) on investments	(.40)	(7.89)	2.92
Total from Investment Operations	(.35)	(7.72)	3.00
Distributions:
Dividends from investment income—net	(.10)	(.16)	—
Dividends from net realized gain on investments	—	(.42)	—
Total Distributions	(.10)	(.58)	—
Net asset value, end of period	6.75	7.20	15.50
Total Return (%)[c]	(4.96)[d]	(51.54)	24.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	5.63[e]	3.55	3.35[e]
Ratio of net expenses to average net assets	2.15[e]	2.15	2.09[e]
Ratio of net investment income
to average net assets	1.67[e]	1.41	.61[e]
Portfolio Turnover Rate	39.67[d]	110.40	85.40[d]
Net Assets, end of period ($ x 1,000)	575	614	1,271

a	From November 30, 2006 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2009	Year Ended October 31,
Class I Shares	(Unaudited)	2008	2007[a,b]
Per Share Data ($):
Net asset value, beginning of period	7.28	15.64	12.50
Investment Operations:
Investment income—net[c]	.09	.29	.21
Net realized and unrealized
gain (loss) on investments	(.41)	(7.94)	2.93
Total from Investment Operations	(.32)	(7.65)	3.14
Distributions:
Dividends from investment income—net	(.22)	(.29)	—
Dividends from net realized gain on investments	—	(.42)	—
Total Distributions	(.22)	(.71)	—
Net asset value, end of period	6.74	7.28	15.64
Total Return (%)	(4.50)[d]	(51.00)	25.12[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.63[e]	2.55	2.35[e]
Ratio of net expenses to average net assets	1.15[e]	1.14	1.09[e]
Ratio of net investment income
to average net assets	2.67[e]	2.40	1.60[e]
Portfolio Turnover Rate	39.67[d]	110.40	85.40[d]
Net Assets, end of period ($ x 1,000)	559	603	1,257

a	From November 30, 2006 (commencement of operations) to October 31, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Systematic International Equity Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to pursue long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

As of April 30, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 659,940 Class A, 82,496 Class C and 82,492 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valu-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	1,772,745	3,799,900	—	5,572,645
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	(12,768)	—	—	(12,768)

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annu-

ally, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,294,818 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008 was as follows: ordinary income $533,448 and long-term capital gains $19,162.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended April 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee, and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2010, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the value of the fund’s average daily net assets.The expense reimbursement, pursuant to the undertaking, amounted to $94,872 during the period ended April 30, 2009.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee at the rate of .45% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended April 30, 2009, Class C and Class T shares were charged $2,071 and $371, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A, Class C and Class T shares were charged $5,096, $691 and $371, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $495 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $21 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $20,939 pursuant to the custody agreement.

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,598, Rule 12b-1 distribution plan fees $343, shareholder services plan fees $1,013, custodian fees $18,003, chief compliance officer

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees $2,793 and transfer agency per account fees $110, which are offset against an expense reimbursement currently in effect in the amount of $13,460.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2009, no redemption fees were charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended April 30, 2009, amounted to $2,163,209 and $2,276,235, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at April 30, 2009, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-

tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At April 30, 2009, there were no forward currency exchange contracts outstanding.

At April 30, 2009, accumulated net unrealized depreciation on investments was $1,638,316, consisting of $222,424 gross unrealized appreciation and $1,860,740 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services, and of the Manager’s Sub-Advisory Agreement with Mellon Capital, pursuant to which Mellon Capital serves as sub-investment adviser and provides day-to-day management of the fund’s portfolio.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s and Mellon Capital’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure, as well as the Manager’s supervisory activities over Mellon Capital.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended August 31, 2008, and comparisons of total return performance for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median and that the fund’s actual management fee was lower than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, the Board noted that the fund’s total return was lower than the Performance Group median and higher than the Performance Universe median for the reported 1-year period. The Board noted that the fund commenced operations on November 30, 2006 and was small in asset size with limited distribution to date.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fee paid to the Manager or its affiliates by the mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or Mellon Capital, or other Dreyfus affiliate with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also consid-

ered potential benefits to the Manager and Mellon Capital from acting as investment adviser to the fund and noted the soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. Since the Manager, and not the fund, pays Mellon Capital the sub-advisory fee, the Board did not consider Mellon Capital’s profitability to be relevant to the deliberations. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s absorption of certain expenses of the fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager and Mellon Capital are adequate and appropriate.
  The Board was satisfied with the fund’s performance, noting the fund’s relatively short track record and small asset size.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager or Mellon Capital from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement, and Sub-Investment Advisory Agreement with Mellon Capital, was in the best interests of the fund and its shareholders.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 29, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 29, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)